CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) (USD $)	12 Months Ended
Mar. 31, 2013
Statement of Stockholders' Equity [Abstract]
Common Stock Issued for note conversion, per share	$ 0.25
Common Stock Issued for note conversion 2, per share	$ 0.55